UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                                --------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -----------------------
         London SW1A 1LD
         ---------------
         England
         -------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:  Kim Van Tonder
       --------------
Title: Head of Compliance
       ------------------
Phone: +44(20) 7659-4250
       -----------------

Signature, Place, and Date of Signing:

/s/ Kim Van Tonder
------------------
[Signature]

London, England
---------------
[City, State]

May 10, 2010
------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:

         None
--------------------------------------------------------------------------------


Form 13F Information Table Entry Total:

         17
--------------------------------------------------------------------------------


Form 13F Information Table Value Total:

   $2,621,902,016.49
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF       CUSIP          VALUE       SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------      -----          -----       -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                         (x$1000)    PRN AMT            CALL  DISCRETION MANAGERS
                      -----                         --------    -------            ----  ---------- --------
BEST BUY INC          COMMON         08651610 A       4,024          94,600    SH         SOLE                      94,600

ALLIANCE DATA
  SYSTEM              COMMON         01858110 A     136,014       2,125,544    SH         SOLE                   2,125,544

PEPSICO INC           COMMON         71344810 A      66,160       1,000,000    SH         SOLE                   1,000,000

BUNGE LIMITED         COMMON         G1696210 A     163,390       2,651,143    SH         SOLE                   2,651,143

YUM BRANDS INC        COMMON         98849810 A     219,599       5,729,166    SH         SOLE                   5,729,166

MCKESSON CORP         COMMON         58155Q10 A     253,892       3,856,159    SH         SOLE                   3,856,159

HUMAN GENOME SCI      COMMON         44490310 F     196,430       6,504,301    SH         SOLE                   6,504,301

CVS CAREMARK CORP     COMMON         12665010 A     151,998       4,157,505    SH         SOLE                   4,157,505

WILLIAMS SONOMA INC   COMMON         96990410 A     204,291       7,770,688    SH         SOLE                   7,770,688

INTERPUBLIC GROUP     COMMON         46069010 A         240          28,827    SH         SOLE                      28,827

NEWS CORP LTD         CLASS B        65248E20 F     325,819      19,070,011    SH         SOLE                  19,070,011

CLEARWIRE CORP        NEW CL A       18538Q10 F      12,354       1,725,407    SH         SOLE                   1,725,407

CLEARWIRE CORP        RTS JUN
 NEW                   21 10         18538Q13 F         327       1,767,817    SH         SOLE                   1,767,817

EXELON CORP           COMMON         30161N10 A     192,269       4,388,702    SH         SOLE                   4,388,702

ST JOE CO             COMMON         79014810 A     164,030       5,070,494    SH         SOLE                   5,070,494

ORACLE CORP           COMMON         68389X10 F     170,514       6,632,220    SH         SOLE                   6,632,220

INTEL CORP            COMMON         45814010 F     360,550      16,175,429    SH         SOLE                  16,175,429
